Accounts Receivable-Third Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable-Third Parties
Accounts receivable, gross	$ 38,668	$ 43,532
Allowance for doubtful accounts	(258)	(2,720)
Accounts receivable, net	$ 38,410	$ 40,812